Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	May 31, 2025	Sep. 09, 2024	Aug. 31, 2024	Apr. 12, 2024	Aug. 31, 2023	Dec. 20, 2021	Dec. 16, 2021
Statement of Financial Position [Abstract]
Common stock, shares authorized	250,000,000		250,000,000		250,000,000		75,000,000
Common stock, par value	$ 0.001		$ 0.001	$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued	27,180,631	25,685,591	25,685,591		25,577,734	101,779,323
Common stock, shares outstanding	27,180,631		25,685,591		25,577,734	101,779,323